Polaris Platinum O-Series
issued by
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
In connection with
VARIABLE ANNUITY ACCOUNT SEVEN

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
This updating summary prospectus provides updated information about Polaris Platinum O-Series, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.corebridgefinancial.com/ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).

* * * * * * * * * * * *

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
DCA Fixed Account - A fixed interest investment option under which amounts earn interest before they are systematically transferred from a DCA Fixed Account to one or more investment options over a specified period of time.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life and provide some protection against certain financial risks. (Living Benefits may only be elected at the time you purchase the contract).
Premium Based Charge - A charge that is deducted from your contract value on each Quarter Anniversary following the date each Premium is made and is deducted for seven years.
Purchase Payment - The money you give us to buy and invest in the contract.
Secure Value Account - A Fixed Account, available only with election of the Living Benefit, to which we allocate a percentage of every Purchase Payment.
Underlying Fund - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated April 28, 2025. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.corebridgefinancial.com/ProductProspectuses for more information.
Underlying Fund Changes effective on July 28, 2025
•
The SA Wellington Government and Quality Bond Portfolio was renamed SA Goldman Sachs Government and Quality Bond Portfolio, and Goldman Sachs Asset Management L.P. became its subadvisor.
•
The SA JPMorgan Global Equities Portfolio was renamed SA Fidelity Institutional AM Global Equities Portfolio and FIAM LLC became its subadvisor.
Underlying Fund Changes effective on May 1, 2026
•
The SA Morgan Stanley International Equities Portfolio was renamed SA BlackRock Advantage International Portfolio and BlackRock Investment Management, LLC became its subadvisor.
•
The American Funds Global Small Capitalization Fund was renamed American Funds SMALLCAP World Fund
•
The American Funds International Fund was renamed American Funds EUPAC Fund.
2

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 6% as a percentage of each Purchase
Payment withdrawn. The maximum withdrawal charge ranges from 6% to 2.25% depending on the total Purchase Payments you invest.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $6,000 if your maximum withdrawal charge is 6% or $2,250 if your maximum withdrawal charge is 2.25%. This loss will be greater if there are federal and state income taxes or tax-penalties.
				Expenses – Withdrawal Charges
Are There Transaction Charges?
Yes, in addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
				Expenses
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.12%	1.12%
	Investment Options[2] (Underlying Fund fees and expenses)	0.46%	1.58%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25% [3]	1.60% [4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee and the Premium Based Charge).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4 As a percentage of the Purchase Payments reduced by the Adjustment Factor. This represents the maximum initial rate for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,548	Highest Annual Cost: $4,308
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

3

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
•This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. As such, you should not use the contract as a short-term investment or savings vehicle.
•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal.
Withdrawals may also reduce or terminate contract guarantees and may also be subject to state and federal income taxes and tax-penalties.
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.

What are the Risks Associated with the Investment Options?
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
•Each investment option (including each Fixed Account option) has its own unique risks.
•You should review the available investment options before making an investment decision.

What are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to us, American General Life
Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. An Owner should look solely to our financial strength for our claims-paying ability. More information about the
Company, including our financial strength ratings, may be obtained at
https://investors.corebridgefinancial.com/financials/Ratings/default.aspx .

4

	RESTRICTIONS	Location in Prospectus
Are There Limits on the Investment Options?
Yes.
Transfer Restrictions.
•During the Accumulation Phase, you must transfer at least $100 per transfer between any of the Variable Portfolios and/or any available Fixed Accounts. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well. Funds already in your contract cannot be transferred to the DCA
Fixed Account, if available. A transfer request will be priced as of the day it is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.
•During the Income Phase, only one transfer per month is permitted between the Variable
Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer. You may not use the DCA Program or the Automatic Asset Rebalancing
Program during the Income Phase.
•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
Investment Restrictions. If you elect an optional Living Benefit, not all investment options may be available and you must invest in accordance with the applicable investment requirements. You may be required to invest a certain percentage of your contract value in a certain investment option, including the Secure Value Account which is only available with certain option Living Benefits. We reserve the right to modify the investment requirements in the future. If you do not elect any optional benefit, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements.
Availability of Variable Portfolios. We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable
Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying
Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment
Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.
The availability of investment options may vary depending on the broker-dealer through which the contract is sold. See APPENDIX J - BROKER-DEALER VARIATIONS in the prospectus for additional information.
Investment Options
Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to the benefits offered under the contract
(e.g., death benefits, Living Benefits, DCA Fixed Account, DCA Program, Automatic
Asset Rebalancing Program, Systematic Withdrawal Program, Automatic Payment Plan).
•We reserve the right to modify or terminate the DCA Program, Automatic Asset
Rebalancing Program, Systematic Withdrawal Program, and Automatic Payment Plan.
•Withdrawals that exceed limits specified by the terms of a benefit may reduce the value of the benefit by an amount greater than the value withdrawn and could terminate the benefit.
•The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold. See APPENDIX J - BROKER-DEALER VARIATIONS in the prospectus for additional information.
Optional Living Benefit Death Benefits
TAXES
What are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchase the contract through a tax-qualified plan or individual retirement account
(IRA), there is no additional tax benefit under the contract.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
5

	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm.
Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should ask your financial representative about how they are compensated.
Payments in Connection with Distribution of the Contract
Should I Exchange My Contract?
Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

6

Appendix A – Investment Options Available Under The Contract

Underlying Funds
The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefit” in this appendix.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
The availability of Underlying Funds may vary depending on the broker-dealer firm through which the contract was sold. See APPENDIX J - BROKER-DEALER VARIATIONS in the prospectus for additional information.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Asset Allocation Fund – Class 2[1] Capital Research and Management Company	0.54%	15.85%	8.97%	9.77%
	American Funds Asset Allocation Fund – Class 4 Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
	American Funds Capital Income Builder – Class 4 Capital Research and Management Company	0.78%*	20.16%	8.82%	7.32%
	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	12.60%	5.73%	7.32%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
	Invesco V.I. Equity and Income Fund – Series II Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
	MFS Growth Allocation Portfolio – Service Class Massachusetts Financial Services Company	1.05%	11.87%	5.93%	8.95%
	SA Allocation Aggressive Portfolio – Class 3 SunAmerica Asset Management, LLC	1.03%*	15.84%	8.05%	9.34%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.00%*	10.96%	3.91%	5.79%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	12.52%	5.48%	7.20%
	SA Allocation Moderately Aggressive Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	14.13%	6.52%	8.07%
	SA BlackRock Multi-Factor 70/30 Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.76%*	14.00%	6.55%	N/A
	SA Franklin Allocation Moderately Aggressive Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.14%*	17.57%	10.49%	10.11%
	SA Franklin Tactical Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.07%*	15.14%	8.17%	N/A
	SA Global Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.80%*	15.33%	5.96%	N/A
	SA Global Index Allocation 75/25 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.81%*	17.73%	7.35%	N/A
	SA Global Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.77%	20.04%	8.81%	N/A

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	SA Goldman Sachs Multi-Asset Insights Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P.	1.11%*	18.82%	8.55%	N/A
	SA Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.71%	13.13%	6.99%	N/A
	SA Index Allocation 80/20 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.69%	15.51%	9.25%	N/A
	SA Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.69%	17.19%	10.39%	N/A
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.99%*	12.65%	5.80%	7.27%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	10.69%	6.03%	7.26%
	SA T. Rowe Price Allocation Moderately Aggressive Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.00%	15.39%	8.22%	N/A
	SA Wellington Strategic Multi-Asset Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	1.06%*	14.09%	5.60%	7.17%
Bond	American Funds Capital World Bond Fund – Class 4 Capital Research and Management Company	0.98%	9.03%	-2.76%	0.97%
	American Funds The Bond Fund of America – Class 4 Capital Research and Management Company	0.73%*	6.98%	-0.38%	2.11%
	Franklin Strategic Income VIP Fund – Class 2 Franklin Advisers, Inc.	1.07%*	7.24%	1.92%	3.10%
	Lord Abbett Bond Debenture Portfolio – Class VC Lord, Abbett & Co. LLC	0.98%	8.32%	2.09%	4.72%
	Lord Abbett Total Return Portfolio – Class VC Lord, Abbett & Co. LLC	0.71%	7.19%	0.07%	2.28%
	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.27%	14.86%	2.34%	4.96%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.83%	8.78%	-0.08%	2.26%
	SA American Century Inflation Managed Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.85%	6.21%	0.63%	2.06%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	6.78%	0.15%	3.46%
	SA Fixed Income Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.59%*	6.05%	-0.84%	N/A
	SA Fixed Income Intermediate Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.59%*	6.04%	0.72%	N/A
	SA Goldman Sachs Government and Quality Bond Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management L.P.[2]	0.84%	6.31%	-1.02%	1.21%
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.78%*	6.98%	-0.17%	2.19%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Bond (continued)	SA JPMorgan Ultra-Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.80%	4.39%	2.20%	1.45%
	SA PIMCO Global Bond Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.18%*	8.72%	-3.61%	0.35%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	1.01%	8.16%	5.05%	6.94%
	Templeton Global Bond VIP Fund – Class 2 Franklin Advisers, Inc.	0.75%*	15.73%	-0.96%	-0.15%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	3.94%	2.98%	1.90%
Stock	American Funds EUPAC Fund[3] – Class 4 Capital Research and Management Company	1.03%	26.41%	3.14%	6.73%
	American Funds Global Growth Fund – Class 2[1] Capital Research and Management Company	0.66%*	21.63%	8.23%	12.17%
	American Funds Global Growth Fund – Class 4 Capital Research and Management Company	0.91%*	21.34%	7.97%	11.89%
	American Funds Growth Fund – Class 2[1] Capital Research and Management Company	0.59%	20.23%	13.37%	17.97%
	American Funds Growth Fund – Class 4 Capital Research and Management Company	0.84%	19.93%	13.09%	17.67%
	American Funds Growth-Income Fund – Class 2[1] Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
	American Funds Growth-Income Fund – Class 4 Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
	American Funds SMALLCAP World Fund[4] – Class 4 Capital Research and Management Company	1.15%*	14.33%	0.23%	6.96%
	Franklin Mutual Global Discovery VIP Fund – Class 2 Franklin Advisers, Inc.	1.16%	23.34%	12.00%	8.52%
	Franklin Rising Dividends VIP Fund – Class 2 Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.10%	11.39%	10.08%	14.58%
	Invesco V.I. American Value Fund – Series II Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	15.30%	12.56%	10.46%
	Lord Abbett Developing Growth Portfolio[5] – Class VC Lord, Abbett & Co. LLC	1.04%*	14.59%	-1.17%	11.02%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.93%	17.29%	13.35%	11.12%
	Lord Abbett Mid Cap Stock Portfolio – Class VC Lord, Abbett & Co. LLC	1.15%	7.05%	10.15%	7.97%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	12.79%	11.67%	15.85%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.16%*	2.32%	8.36%	8.27%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Stock (continued)	SA BlackRock Advantage International Portfolio[6] – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC[6]	1.12%*	20.99%	5.23%	6.11%
	SA Emerging Markets Equity Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.83%*	32.65%	3.13%	N/A
	SA Fidelity Institutional AM Global Equities Portfolio[7] – Class 3 SunAmerica Asset Management, LLC FIAM LLC[7]	1.07%*	21.87%	13.53%	11.10%
	SA Fidelity Institutional AM International Growth Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.14%*	18.00%	5.76%	N/A
	SA Fidelity Institutional AM Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.10%	1.25%	4.65%	5.18%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	16.83%	13.57%	11.32%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.25%*	6.14%	8.32%	9.41%
	SA Franklin Systematic U.S. Large Cap Core Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.79%	18.02%	15.11%	N/A
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.89%	16.68%	11.52%	12.31%
	SA International Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.75%	30.60%	8.18%	N/A
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.07%	5.92%	-0.96%	8.86%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.05%*	18.04%	11.40%	15.34%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.41%*	36.00%	4.37%	8.15%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.84%	14.31%	10.52%	10.81%
	SA JPMorgan Large Cap Core Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.94%*	14.15%	12.71%	12.44%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.02%*	7.86%	3.99%	11.89%
	SA Large Cap Growth Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.60%	21.51%	14.35%	N/A
	SA Large Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.50%*	17.27%	13.83%	14.18%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Stock (continued)	SA Large Cap Value Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.60%*	12.57%	12.28%	N/A
	SA MFS Large Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	16.39%	14.85%	15.87%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%*	13.52%	11.20%	12.37%
	SA Mid Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.62%	6.76%	8.39%	N/A
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.09%*	35.91%	10.00%	5.99%
	SA Putnam International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.18%*	34.95%	12.59%	8.79%
	SA Small Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.66%*	12.04%	5.28%	N/A
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.98%	14.26%	8.54%	15.75%
Volatility Control	SA T. Rowe Price VCP Balanced Portfolio[8] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.09%	15.97%	6.81%	N/A
	SA VCP Dynamic Allocation Portfolio[8] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.01%	11.13%	5.34%	7.51%
	SA VCP Dynamic Strategy Portfolio[8] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	10.89%	5.66%	7.19%

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

1
For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.
2
On July 28, 2025, SA Wellington Government and Quality Bond Portfolio was renamed SA Goldman Sachs Government and Quality Bond Portfolio and Goldman Sachs Asset Management L.P. became its subadvisor.
3
On May 1, 2026, American Funds International Fund was renamed American Funds EUPAC Fund.
4
On May 1, 2026, American Funds Global Small Capitalization Fund was renamed American Funds SMALLCAP World Fund.
5
Not available for investment if your contract was issued on or after May 3, 2021.
6
On May 1, 2026, SA Morgan Stanley International Equities Portfolio was renamed SA BlackRock Advantage International Portfolio and BlackRock Investment Management, LLC became its subadvisor.
7
On July 28, 2025, SA JPMorgan Global Equities Portfolio was renamed SA Fidelity Institutional AM Global Equities Portfolio and FIAM LLC became its subadvisor.
8
Not available for investment if your contract was issued on or after September 10, 2018.
Fixed Accounts
The following is a list of Fixed Accounts currently available under the contract. We may change the features of the Fixed Accounts listed below, offer new Fixed Accounts, and terminate existing Fixed Accounts. We will provide you with written notice before doing so.
See INVESTMENT OPTIONS - FIXED ACCOUNTS in the prospectus for a description of the Fixed Accounts' features.

Name	Terms	Minimum Guaranteed Interest Rate
1-Year Fixed Account	1-Year	1%
Dollar Cost Averaging Fixed Account	6-Month, 12-Month, 2-Year*	1%
Secure Value Account**	1-Year	1%
* The 2-Year term for the Dollar Cost Averaging Fixed Account is not available for contracts issued on or after October 1, 2013.
** If you elect a Living Benefit, a certain percentage (either 10% or 20%) of your investment will automatically be allocated to the Secure Value Account.  Amounts allocated to the Secure Value Account may not be transferred to any other investment option.  You may not transfer into or out of the Secure Value Account.

INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFIT
If you elect an optional Living Benefit, your contract is subject to investment requirements, as reflected below. If you elect the optional Living Benefit, you may not be able to invest in certain investment options. If you do not elect the optional living benefit, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements.
FOR OPTIONAL BENEFIT AVAILABLE FOR ELECTION
This section contains the current investment requirements for the optional Living Benefit that we are offering to investors, including:
•
Polaris Income Daily Edge
Polaris Income Daily Edge
If you elect Polaris Income Daily Edge, you must allocate your assets in accordance with the following:
20% Secure Value Account
80% in one or more of the following Variable
Portfolios or DCA Fixed Accounts:
American Funds Asset Allocation
Goldman Sachs VIT Government Money Market
Fund
MFS Growth Allocation
PIMCO Total Return
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Century Inflation Managed
SA BlackRock Multi-Factor 70/30
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Franklin Allocation Moderately Aggressive
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Government and Quality Bond
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA MFS Total Return
SA PIMCO Global Bond Opportunities
SA T. Rowe Price Allocation Moderately
Aggressive
SA Wellington Strategic Multi-Asset
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocations in accordance with the investment
requirements.

OPTIONAL BENEFITS NO LONGER AVAILABLE FOR ELECTION
This section contains the investment requirements for the following optional Living Benefits that we are no longer offering to investors:
•
Polaris Income Builder Daily Flex
•
Polaris Income Builder Daily
•
Polaris Income Builder
•
SunAmerica Income Plus
Polaris Income Builder Daily Flex
If your contract was purchased between May 24, 2021 and February 27, 2022, and you elected Polaris Income Builder Daily Flex, you must allocate your assets in accordance with the following:
20% Secure Value Account
80% in one or more of the following Variable
Portfolios:
American Funds Asset Allocation
Goldman Sachs VIT Government Money Market
Fund
MFS Growth Allocation
PIMCO Total Return
SA Allocation Balanced
SA Allocation Aggressive
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Century Inflation Managed
SA BlackRock Multi-Factor 70/30
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Franklin Allocation Moderately Aggressive
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Government and Quality Bond
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA MFS Total Return
SA PIMCO Global Bond Opportunities
SA T. Rowe Price Asset Allocation Moderately
Aggressive
SA Wellington Strategic Multi-Asset
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocations in accordance with the investment
requirements.

If your contract was purchased between September 9, 2019 and May 23, 2021, and you elected Polaris Income Builder Daily Flex, you must allocate your assets in accordance with the following:
10% Secure Value Account
90% in one or more of the following Variable
Portfolios:
American Funds Asset Allocation
Goldman Sachs VIT Government Money Market
Fund
MFS Growth Allocation
PIMCO Total Return
SA Allocation Balanced
SA Allocation Aggressive
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Century Inflation Managed
SA BlackRock Multi-Factor 70/30
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Franklin Allocation Moderately Aggressive
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Government and Quality Bond
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA MFS Total Return
SA PIMCO Global Bond Opportunities
SA T. Rowe Price Asset Allocation Moderately
Aggressive
SA Wellington Strategic Multi-Asset
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocations in accordance with the investment
requirements.

Polaris Income Builder Daily
If your contract was purchased between September 10, 2018 and September 8, 2019 and you elected Polaris Income Builder Daily, you must allocate your assets in accordance with the following:
10% Secure Value Account
90% in one or more of the following Variable
Portfolios:
American Funds Asset Allocation
Goldman Sachs VIT Government Money Market
Fund
MFS Growth Allocation
PIMCO Total Return
SA Allocation Aggressive
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Century Inflation Managed
SA BlackRock Multi-Factor 70/30
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Franklin Allocation Moderately Aggressive
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Government and Quality Bond
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA MFS Total Return
SA PIMCO Global Bond Opportunities
SA T. Rowe Price Allocation Moderately
Aggressive
SA Wellington Strategic Multi-Asset

Polaris Income Builder
If your contract was purchased between March 10, 2014 and September 9, 2018 and you elected the optional Polaris Income Builder Living Benefit, you must allocate your assets in accordance with the following:
1	10% Secure Value Account	90% SA VCP Dynamic Allocation
2	10% Secure Value Account
90% in one or more of the following Variable
Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market
Fund
SA American Century Inflation Managed
SA Federated Hermes Corporate Bond
SA Goldman Sachs Government and Quality
Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy*
*You may invest up to a maximum of 50% in each
of these Variable Portfolios.

If your contract was purchased between May 1, 2013 and March 9, 2014 and you elected the optional Polaris Income Builder Living Benefit, you must allocate your assets in accordance with the following:
1	Option 1 10% Secure Value Account
45% SA VCP Dynamic Allocation and
45% in one of three following allocations*:

- Allocation A
- Allocation B
- Allocation C
*Please see the allocations for the formerly available
Polaris Portfolio Allocator Models at the end of this
Appendix.

2	Option 2 10% Secure Value Account
90% in one or more of the following Variable
Portfolios, except as otherwise noted:

Goldman Sachs VIT Government Money Market
Fund
SA American Century Inflation Managed
SA Federated Hermes Corporate Bond
SA Goldman Sachs Government and Quality
Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
*You may invest up to a maximum of 50% in each
of these Variable Portfolios.

SunAmerica Income Plus
If your contract was issued between April 30, 2012 and April 30, 2013 and you elected the optional SunAmerica Income Plus Living Benefit, you must allocate your assets in accordance with the following:
After investing 10% in the Secure Value Account, you must comply with the investment requirements by investing the remaining 90% of your Purchase Payments in accordance with one of the two options below either directly or by using an available DCA Fixed Account. If you choose a DCA Fixed Account, you must comply with the investment requirements by investing your target allocations in accordance one of the two options below.
Option	Investment Options
Option 1
Invest 45% in the SA VCP Dynamic Allocation
Portfolio and 45% in the following Sample Portfolio:
- Balanced Toward Growth[1]
or
Invest 45% in the SA VCP Dynamic Allocation
Portfolio and 45% in one of the three following
Allocations*:
- Allocation A
- Allocation B
- Allocation C
*Please see the allocations for the formerly available Polaris
Portfolio Allocator Models at the end of this Appendix.

Option 2
Invest 90% in one or more of the following Variable
Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
SA American Century Inflation Managed
SA Federated Hermes Corporate Bond
SA Goldman Sachs Government and Quality Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
*You may invest up to a maximum of 50% in each of these
Variable Portfolios.

1  If your contract was issued between April 30, 2012 and June 24, 2012 and you elected the optional SunAmerica Income Plus Living Benefit, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.
If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus Living Benefit, the investment requirements and options applicable to the Living Benefit are as follows:
Flexible Allocation — Check-the-Box Options 1-3
After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:
Option 1
Invest in one of three available Allocations*:
Allocation A, Allocation B or Allocation C
or
Invest in one of three available Sample Portfolios:
Balanced Growth & Income[1]
Balanced Toward Growth
Growth Focus
*Please see the allocations for the formerly available Polaris
Portfolio Allocator Models at the end of this Appendix.

Option 2
Invest in one or more of the following Variable
Portfolios, except as otherwise noted:
American Funds Asset Allocation
Franklin Income VIP Fund
Goldman Sachs VIT Government Money Market Fund
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation

Option 3	Invest in the SA JPMorgan Ultra-Short Bond Portfolio
1 The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.
Flexible Allocation — Build-Your-Own Option 4
After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 90%
Goldman Sachs VIT Government
Money Market Fund
SA American Century Inflation
Managed
SA Federated Hermes Corporate
Bond
SA Goldman Sachs Government
and Quality Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond
Opportunities
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity	Minimum 0% Maximum 70%
American Funds Asset
Allocation
American Funds Capital World
Bond
American Funds Growth
American Funds Growth-Income
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income
Fund
Lord Abbett Growth and Income
Lord Abbett Mid Cap Stock
SA AB Growth
SA AB Small & Mid Cap Value
SA BlackRock Advantage
International
SA Fidelity Institutional AM
Global Equities
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Large Cap Core
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
SA Putnam International Value
SA VCP Dynamic Allocation
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 10%	SA Fidelity Institutional AM Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
*
You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
Polaris Portfolio Allocator Program for Contracts Issued Prior to February 6, 2017
Effective on February 6, 2017, the Polaris Portfolio Allocator Program is no longer offered and we will no longer update the Polaris Portfolio Allocator Models on an annual basis.
If you are currently invested in a Polaris Portfolio Allocator Model, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.
Additionally, if you elected a Living Benefit which allowed Polaris Portfolio Allocator Models or Sample Portfolio as part of the investment requirements, you may trade out of your allocation at any time into any investment that meets your Living Benefit’s investment requirements, including the asset allocation of the Variable Portfolios listed in the tables below (“Allocations”). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models.
Allocations (effective February 6, 2017)
Variable Portfolios	Allocation A	Allocation B	Allocation C
American Funds Global Growth	2.0%	3.0%	4.0%
American Funds Growth-Income	0.0%	0.0%	1.0%
Invesco V.I. Comstock Fund	5.0%	5.0%	6.0%
Invesco V.I. Growth and Income Fund	6.0%	7.0%	8.0%
SA AB Growth	3.0%	4.0%	4.0%
SA AB Small & Mid Cap Value	1.0%	1.0%	1.0%
SA American Century Inflation Managed	5.0%	3.0%	2.0%
SA BlackRock Advantage International	3.0%	3.0%	4.0%
SA Federated Hermes Corporate Bond	10.0%	8.0%	7.0%
SA Fidelity Institutional AM Real Estate	0.0%	0.0%	0.0%
SA Franklin BW U.S. Large Cap Value	4.0%	4.0%	4.0%
SA Franklin Small Company Value	0.0%	2.0%	2.0%
SA Franklin Systematic U.S. Large Cap Value	3.0%	3.0%	3.0%
SA Goldman Sachs Government and Quality Bond	8.0%	8.0%	7.0%
SA Janus Focused Growth	0.0%	1.0%	1.0%
SA JPMorgan Emerging Markets	0.0%	1.0%	2.0%
SA JPMorgan Equity-Income	6.0%	7.0%	8.0%
SA JPMorgan Large Cap Core	3.0%	4.0%	4.0%
SA JPMorgan MFS Core Bond	17.0%	13.0%	10.0%
SA JPMorgan Ultra-Short Bond	2.0%	1.0%	0.0%
SA MFS Large Cap Growth	2.0%	3.0%	4.0%
SA MFS Massachusetts Investors Trust	6.0%	6.0%	7.0%
SA PIMCO Global Bond Opportunities	4.0%	4.0%	2.0%
SA PIMCO RAE International Value	3.0%	3.0%	3.0%
SA PineBridge High-Yield Bond	4.0%	3.0%	2.0%
SA Wellington Capital Appreciation	3.0%	3.0%	4.0%
Total	100%	100%	100%

*  * *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2026, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifier: C000124652